2. Investment Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities	$ 794
Other than temporary write downs	0	144	291
Remaining value of impaired investments		264	409
Proceeds from sales of investment securities available for sale	47,076	110,978	65,774
Gains on sales of available-to-sale securities	1,300	4,400	3,300
Securities pledged to secure public deposits	$ 73,900	$ 83,600